Cover	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	Better Choice Company Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-161943
Entity Tax Identification Number	26-2754069
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	813
Local Phone Number	659-5921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001471727